FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 11,867	$ 9,469
Equipment Loans	195	$ 0
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,867
Minimum rental and lease payments	714
Equipment Loans	188
Finance Lease Obligations	1,830
Total	14,599
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,867
Minimum rental and lease payments	5,920
Equipment Loans	405
Finance Lease Obligations	3,361
Total	21,553
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	1,241
Equipment Loans	217
Finance Lease Obligations	1,531
Total	2,989
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	3,965
Equipment Loans	0
Finance Lease Obligations	0
Total	$ 3,965